COMPOSITION OF THE MAIN ITEMS OF THE CONSOLIDATED STATEMENT OF FINANCIAL POSITION AND CONSOLIDATED INCOME STATEMENT - Other financial assets (Details) - ARS ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Other financial assets
Other financial assets	$ 28,633,163	$ 101,259,616
Allowances for loan losses
Other financial assets
Other financial assets	(1,894,319)	(906,343)
Participation certificate in financial trusts | Gross carrying amount
Other financial assets
Other financial assets	1,206,529	1,383,522
Investments in Asset Management and Other Services | Gross carrying amount
Other financial assets
Other financial assets	3,830,834	15,005,477
Other investments [member] | Gross carrying amount
Other financial assets
Other financial assets	2,577,630	6,779,199
Receivable from spot sales pending settlement [member] | Gross carrying amount
Other financial assets
Other financial assets	9,093,374	54,367,588
Several debtors [member] | Gross carrying amount
Other financial assets
Other financial assets	12,520,356	23,551,446
Miscellaneous debtors for credit card operations [member] | Gross carrying amount
Other financial assets
Other financial assets	$ 1,298,759	$ 1,078,727